Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Stock Options Activities

The following table sets forth the stock options activities for the six months ended June 30, 2025 and 2026:

	Number of shares		Weighted average exercise price	Weighted average remaining contractual term (in years)	Weighted average grant date fair value
			US$		US$
Outstanding as of December 31, 2024	724	*	0.009	1.21	46,395
Outstanding as of June 30, 2025	724	*	0.009	0.89	46,395
Exercisable as of June 30, 2025	724	*	0.009	0.89	46,395

Outstanding as of December 31, 2025	724		0.009	0.56	46,395
-Forfeited	(96)		0.009
Outstanding as of June 30, 2026	628		0.009	0.28	35,189
Exercisable as of June 30, 2026	628		0.009	0.28	35,189

*	Retrospectively restated to reflect the 2025 Share Consolidation.

Schedule of Fair Value Assumptions

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2%	2.2%
Expected dividend yield	0%	0%
Contractual term (in years)	5	5